UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1 – Reports to Stockholders

Dryden Large-Cap Core Equity Fund

APRIL 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Large-Cap Core Equity Fund, a series of Dryden Tax-Managed Funds, informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	10.63%	15.48%	15.40%	24.74%
Class B	10.25	14.63	11.08	18.30
Class C	10.25	14.63	11.08	18.30
Class Z	10.82	15.81	16.86	27.15
S&P 500 Index[3]	9.63	15.41	14.22	18.26
Lipper Large-Cap Core Funds Avg.[4]	9.23	15.51	7.46	15.12

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A		4.92%	3.03%	2.12%
Class B		5.22	3.24	2.18
Class B—Return After Taxes on Distribution		5.22	3.24	2.18
Class B—Return After Taxes on Distribution and Sale of Fund Shares		3.39	2.78	1.87
Class C		9.22	3.41	2.18
Class Z		11.21	4.46	3.20
S&P 500 Index[3]		11.72	3.97	2.20
Lipper Large-Cap Core Funds Avg.[4]		11.63	2.57	1.61

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/3/99. The Since Inception returns for the S&P 500 Index and the Lipper Large-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Average represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/06
Exxon Mobil Corp., Petroleum & Coal	3.5%
General Electric Co., Industrial Conglomerates	2.5
Citigroup, Inc., Financial Services	2.5
Microsoft Corp., Computer Software & Services	2.4
Bank of America Corp., Banking	2.3

* Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/06
Financial Services	10.8%
Pharmaceuticals	6.4
Oil & Gas Exploration/Production	5.7
Banking	5.5
Petroleum & Gas	5.2

Industry weightings are subject to change.

Dryden Large-Cap Core Equity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Large-Cap Core Equity Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,106.30	1.26%	$6.58
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class B	Actual	$1,000.00	$1,102.50	2.01%	$10.48
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class C	Actual	$1,000.00	$1,102.50	2.01%	$10.48
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class Z	Actual	$1,000.00	$1,108.20	1.01%	$5.28
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

Dryden Large-Cap Core Equity Fund	5

Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
CONSUMER DISCRETIONARY 12.0%

Auto & Truck 0.7%
2,870	AutoNation, Inc.(a)	$64,632
22,000	Harley-Davidson, Inc.	1,118,480

		1,183,112

Hotels, Restaurants & Leisure 1.8%
4,000	Brinker International, Inc.	156,640
11,800	Darden Restaurants, Inc.	467,280
20,900	McDonald’s Corp.(b)	722,513
3,900	Sonic Corp.(a)	132,249
20,000	Starbucks Corp.(a)(b)	745,400
20,900	YUM! Brands, Inc.	1,080,112

		3,304,194

Household Durables 0.1%
9,700	Tempur-Pedic International, Inc.(a)(b)	153,163

Media 2.3%
30,050	CBS Corp. (Class B)	765,374
17,100	Gannett Co., Inc.(b)	940,499
36,900	Time Warner, Inc.	642,060
3,700	Tribune Co.	106,671
26,200	Univision Communications, Inc.(a)	935,078
16,450	Viacom, Inc. (Class B)(a)	655,204

		4,044,886

Multiline Retail 2.4%
25,000	J.C. Penney Co., Inc.(b)	1,636,500
23,100	Target Corp.	1,226,610
30,800	Wal-Mart Stores, Inc.	1,386,924

		4,250,034

Specialty Retail 4.7%
12,700	Aeropostale, Inc.(a)	390,017
28,700	American Eagle Outfitters(b)	929,880
7,400	Building Material Holding Corp.	247,308
1,000	Carter’s, Inc.(a)	67,360
36,300	Coach, Inc.(a)	1,198,626
14,500	Gap, Inc. (The)(b)	262,305

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

56,400	Home Depot, Inc.	$2,252,052
1,300	Jones Apparel Group, Inc.	44,655
7,900	Liz Claiborne, Inc.(b)	308,495
25,700	Lowe’s Cos., Inc.	1,620,385
9,900	Petsmart, Inc.	273,834
5,900	Select Comfort Corp.(a)(b)	235,764
6,900	Sherwin-Williams Co. (The)	351,486
2,300	Steven Madden, Ltd.(a)	122,452

		8,304,619

		21,240,008

CONSUMER STAPLES 6.9%

Beverages 2.9%
14,300	Anheuser-Busch Companies, Inc.	637,494
49,700	Coca-Cola Co.	2,085,412
18,600	Coca-Cola Enterprises, Inc.	363,258
18,300	Pepsi Bottling Group, Inc. (The)	587,430
24,260	PepsiCo, Inc.	1,412,902

		5,086,496

Cosmetics & Soaps 1.8%
6,200	Chattem, Inc.(a)	223,386
17,300	Kimberly-Clark Corp.	1,012,569
32,638	Procter & Gamble Co.	1,899,858

		3,135,813

Food & Drug Retailing 0.3%
7,400	Safeway, Inc.(b)	185,962
9,200	SUPERVALU, Inc.(b)	266,892

		452,854

Food Products 0.5%
30,700	Chiquita Brands Int’l., Inc.(b)	497,954
1,300	General Mills, Inc.	64,142
20,300	Kroger Co. (The)(a)	411,278

		973,374

Tobacco 1.4%
24,300	Altria Group, Inc.	1,777,788
7,200	Reynolds American, Inc.(b)	789,480

		2,567,268

		12,215,805

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

ENERGY 10.9%

Oil & Gas Exploration/Production 5.7%
1,900	Anadarko Petroleum Corp.	$199,158
9,300	Apache Corp.	660,672
21,400	Chesapeake Energy Corp.(b)	677,952
42,100	ConocoPhillips	2,816,490
13,100	Devon Energy Corp.	787,441
2,000	Marathon Oil Corp.	158,720
9,200	Nabors Industries, Ltd. (Bermuda)(a)	343,436
5,400	Occidental Petroleum Corp.	554,796
8,200	Oil States International, Inc.(a)	331,034
5,800	Parker Drilling Co.	48,720
36,800	Schlumberger, Ltd.(b)	2,544,352
2,600	SEACOR Holdings, Inc.(a)(b)	229,970
7,200	Tidewater, Inc.	419,328
6,600	Unit Corp.(a)	381,150

		10,153,219

Petroleum & Coal 5.2%
49,090	Chevron Corp.	2,995,472
97,809	Exxon Mobil Corp.	6,169,792

		9,165,264

		19,318,483

FINANCIAL 20.1%

Banking 5.5%
81,558	Bank of America Corp.	4,071,388
12,600	BB&T Corp.(b)	541,044
19,600	KeyCorp.	749,112
22,700	North Fork Bancorporation, Inc.	683,951
6,000	SunTrust Banks, Inc.	463,980
55,291	U.S. Bancorp	1,738,349
22,200	Wells Fargo & Co.	1,524,918

		9,772,742

Financial Services 10.8%
2,800	Ameriprise Financial, Inc.(b)	137,312
3,600	Bear Stearns Cos., Inc. (The)	513,036
12,500	Charles Schwab Corp. (The)	223,750
10,700	CIT Group, Inc.	577,907
87,400	Citigroup, Inc.	4,365,631
1,900	Comerica, Inc.	108,053
8,496	Countrywide Credit Industries, Inc.	345,447

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

15,000	Goldman Sachs Group, Inc. (The)	$2,404,350
3,700	Greenhill & Co., Inc.	262,404
2,100	Jackson Hewitt Tax Service, Inc.	62,748
58,000	J.P. Morgan Chase & Co.	2,632,040
12,400	Lehman Brothers Holdings, Inc.	1,874,260
4,900	Merrill Lynch & Co., Inc.	373,674
10,600	Moody’s Corp.(b)	657,306
30,500	Morgan Stanley	1,961,150
15,200	National City Corp.	560,880
36,900	Wachovia Corp.	2,208,465

		19,268,413

Insurance 3.5%
4,400	ACE, Ltd.	244,376
30,900	Allstate Corp.	1,745,541
26,196	American International Group, Inc.	1,709,289
2,800	Hartford Financial Services Group, Inc. (The)	257,404
400	Loews Corp.	42,460
4,500	MetLife, Inc.(b)	234,450
3,700	MGIC Investment Corp.	261,590
1,900	SAFECO Corp.	98,610
34,200	St. Paul Travelers Cos., Inc. (The)	1,505,826
1,100	XL Capital, Ltd. (Cayman Islands)	72,479

		6,172,025

Real Estate Investment Trusts 0.1%
10,200	American Financial Realty Trust	116,076
3,500	Anthracite Capital, Inc.	37,100
2,000	Ashford Hospitality Trust, Inc.	23,280

		176,456

Thrifts & Mortgage Finance 0.2%
1,400	Fannie Mae	70,840
4,300	Freddie Mac	262,558

		333,398

		35,723,034

HEALTHCARE 12.7%

Biotechnology 1.5%
10,300	Amgen, Inc.(a)(b)	697,310
26,900	Biogen Idec, Inc.(a)(b)	1,206,465
10,000	Genentech, Inc.(a)	797,100

		2,700,875

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Healthcare Equipment & Supplies 3.5%
1,500	Applera Corp. - Applied Biosystems Group	$43,260
32,100	Baxter International, Inc.	1,210,170
25,800	Becton, Dickinson & Co.	1,626,432
47,400	Boston Scientific Corp.(a)(b)	1,101,576
6,500	C.R. Bard, Inc.	483,990
5,900	Digene Corp.(a)	243,729
12,600	Emdeon Corp.(a)	143,766
2,700	Medtronic, Inc.(b)	135,324
4,600	PolyMedica Corp.	190,026
24,000	Waters Corp.(a)	1,087,680

		6,265,953

Healthcare Providers & Services 1.3%
4,000	Aetna, Inc.	154,000
6,500	Cigna Corp.	695,500
21,900	HCA, Inc.	961,191
4,000	Health Net, Inc.(a)	162,800
2,700	Quest Diagnostics, Inc.	150,471
1,900	WellPoint, Inc.(a)	134,900

		2,258,862

Pharmaceuticals 6.4%
19,400	Abbott Laboratories	829,156
25,900	Eli Lilly & Co.	1,370,628
62,304	Johnson & Johnson Co.	3,651,637
24,700	King Pharmaceuticals, Inc.(a)	429,533
27,400	Merck & Co., Inc.	943,108
103,460	Pfizer, Inc.	2,620,642
4,100	Sepracor, Inc.(a)	183,024
27,500	Wyeth	1,338,425

		11,366,153

		22,591,843

INDUSTRIALS 12.9%

Aerospace/Defense 3.0%
5,200	General Dynamics Corp.	341,224
1,300	Honeywell International, Inc.	55,250
500	L-3 Communications Holdings, Inc.	40,850
23,900	Lockheed Martin Corp.	1,814,010
25,400	Northrop Grumman Corp.	1,699,260

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

23,400	Raytheon Co.	$1,035,918
6,400	United Technologies Corp.	401,984

		5,388,496

Building Products 0.3%
13,200	Masco Corp.	421,080
1,200	NCI Buildings Systems, Inc.(a)	77,988

		499,068

Commercial Services & Supplies 0.6%
16,700	Cendant Corp.	291,081
10,200	Herman Miller, Inc.	314,058
14,900	R. R. Donnelley & Sons Co.	501,981

		1,107,120

Diversified Manufacturing Operations 1.7%
3,000	Cooper Industries, Ltd. (Class A)	274,350
2,300	Eaton Corp.	176,295
8,800	Illinois Tool Works, Inc.(b)	903,760
30,100	Ingersoll-Rand Co. (Class A) (Bermuda)	1,316,875
2,800	Textron, Inc.	251,860

		2,923,140

Electrical Equipment 1.3%
16,400	Emerson Electric Co.	1,393,180
400	Energizer Holdings, Inc.(a)	20,460
11,700	Rockwell Automation, Inc.	847,782
600	Thomas & Betts Corp.(a)	34,170

		2,295,592

Industrial Conglomerates 3.2%
130,300	General Electric Co.	4,507,077
45,500	Tyco International, Ltd.	1,198,925

		5,706,002

Machinery 1.0%
2,300	Actuant Corp. (Class A)(a)	147,085
1,100	American Railcar Industries, Inc.	39,270
4,100	Caterpillar, Inc.	310,534
9,900	PACCAR, Inc.	712,107
6,300	Parker-Hannifin Corp.	510,615

		1,719,611

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Transportation Infrastructure 1.8%
10,100	FedEx Corp.	$1,162,813
25,500	United Parcel Service, Inc. (Class B)(b)	2,067,285

		3,230,098

		22,869,127

INFORMATION TECHNOLOGY 15.6%

Communications Equipment 2.4%
109,900	Cisco Systems, Inc.(a)	2,302,405
2,300	Harris Corp.	107,111
36,800	QUALCOMM, Inc.	1,889,312

		4,298,828

Computer Software & Services 4.8%
1,800	BMC Software, Inc.(a)	38,772
5,700	Cadence Design System, Inc.(a)	107,901
84,600	EMC Corp.	1,142,946
27,800	Fiserv, Inc.(a)	1,253,224
6,400	Intuit, Inc.(a)	346,688
173,700	Microsoft Corp.	4,194,855
47,100	Oracle Corp.(a)	687,189
4,400	Synopsys, Inc.(a)	96,052
3,700	Vignette Corp.(a)	58,645
45,500	Xerox Corp.	638,820

		8,565,092

Computers & Peripherals 3.5%
24,600	Dell, Inc.(a)	644,520
59,100	Hewlett-Packard Co.	1,918,977
39,800	International Business Machines Corp.	3,277,132
7,000	Lexmark International, Inc.(a)(b)	340,900

		6,181,529

Electronic Equipment & Instruments 0.3%
13,500	Agilent Technologies, Inc.(a)	518,670

Semiconductors & Semiconductor Equipment 4.6%
14,900	Altera Corp.(a)(b)	325,416
23,000	Analog Devices, Inc.	872,160
82,500	Applied Materials, Inc.(b)	1,480,875
11,500	Freescale Semiconductor, Inc.(a)	364,205

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

33,400	Intel Corp.	$667,332
9,000	Maxim Integrated Products, Inc.	317,340
14,000	Micrel, Inc.(a)	179,760
39,500	National Semiconductor Corp.	1,184,210
21,100	QLogic Corp.(a)	439,091
49,500	Texas Instruments, Inc.	1,718,145
25,000	Xilinx, Inc.	691,750

		8,240,284

		27,804,403

MATERIALS 3.1%

Chemicals 0.7%
25,300	Dow Chemical Co. (The)	1,027,433
14,300	Mosaic Co. (The)(a)(b)	214,500

		1,241,933

Construction Materials 1.2%
13,300	Eagle Materials, Inc.	881,125
3,800	Martin Marietta Materials, Inc.	403,408
9,600	Vulcan Materials Co.(b)	815,616

		2,100,149

Containers & Packaging 0.3%
14,700	Ball Corp.	587,706

Metals & Mining 0.9%
700	Cleveland-Cliffs, Inc.(b)	59,913
14,400	Phelps Dodge Corp.	1,241,136
2,100	Quanex Corp.(b)	89,796
2,700	Reliance Steel & Aluminum Co.	240,165

		1,631,010

		5,560,798

TELECOMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 1.8%
66,688	AT&T Corp.	1,747,892
6,900	BellSouth Corp.(b)	233,082
10,100	Premiere Global Services, Inc.(a)	78,881
7,800	Valor Communications Group, Inc.(b)	101,790
29,300	Verizon Communications, Inc.	967,779

		3,129,424

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Wireless Telecommunication Services 1.1%
87,500	Motorola, Inc.	$1,868,125
4,001	Sprint Nextel Corp.	99,213

		1,967,338

		5,096,762

UTILITIES 1.6%

Electric Utilities 1.5%
3,100	Alliant Energy Corp.	99,076
19,900	American Electric Power Co., Inc.	665,854
9,300	Edison International	375,813
3,000	NRG Energy, Inc.(a)(b)	142,770
4,400	Progress Energy, Inc.	188,320
22,900	TXU Corp.	1,136,527
3,800	Westar Energy, Inc.	79,572

		2,687,932

Gas Utilities 0.1%
2,100	ONEOK, Inc.	69,321
4,200	Sempra Energy	193,284

		262,605

		2,950,537

	Total long-term investments (cost $142,181,876)	175,370,800

Principal Amount (000)

SHORT-TERM INVESTMENTS 13.1%

U.S. Government Security
$90	United States Treasury Bills, 4.51%, 6/15/06(c)(d) (cost $89,496)	89,491

Shares

Affiliated Money Market Mutual Fund 13.1%
23,210,204	Dryden Core Investment Fund - Taxable Money Market Series(e)(f) (cost $23,210,204; includes $21,724,407 of cash collateral received for securities on loan)	23,210,204

	Total short-term investments (cost $23,299,700)	23,299,695

	Total Investments 111.8% (cost $165,481,576; Note 5)	198,670,495
	Liabilities in excess of other assets(g) (11.8%)	(20,958,581)

	Net Assets 100.0%	$177,711,914

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

(a)	Non-income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $21,003,573; cash collateral of $21,724,407 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follows:

Open futures contracts outstanding at April 30, 2006:

Number of Contracts	Type	Expiration Date	Value at April 30, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions:
6	S&P 500 Index	June 2006	$1,973,851	$1,959,338	$14,513

The sector classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 was as follows:

Financial	20.1%
Information Technology	15.6
Mutual Fund (including 12.2% of collateral received for securities on loan)	13.1
Industrials	12.9
Healthcare	12.7
Consumer Discretionary	12.0
Energy	10.9
Consumer Staples	6.9
Materials	3.1
Telecommunication Services	2.9
Utilities	1.6

111.8
Liabilities in excess of other assets	(11.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $21,003,573:
Unaffiliated investments (cost $142,271,372)	$175,460,291
Affiliated investments (cost $23,210,204)	23,210,204
Receivable for investments sold	8,106,052
Dividends and interest receivable	177,056
Receivable for Fund shares sold	39,158
Prepaid expenses	4,851
Due from broker—variation margin	3,500

Total assets	207,001,112

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	21,724,407
Payable for investments purchased	6,256,333
Payable for Fund shares reacquired	847,326
Accrued expenses	218,972
Management fee payable	95,159
Distribution fee payable	89,058
Transfer agent fee payable	51,900
Payable to custodian	4,403
Deferred trustees’ fees	1,640

Total liabilities	29,289,198

Net Assets	$177,711,914

Net assets were comprised of:
Shares of beneficial interest, at par	$14,694
Paid-in capital in excess of par	178,057,671

178,072,365
Undistributed net investment income	219,819
Accumulated net realized loss on investment transactions	(33,783,702)
Net unrealized appreciation on investments	33,203,432

Net assets, April 30, 2006	$177,711,914

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($71,284,332 ÷ 5,773,860 shares of beneficial interest issued and outstanding)	$12.35
Maximum sales charge (5.50% of offering price)	.72

Maximum offering price to public	$13.07

Class B
Net asset value, offering price and redemption price per share
($48,854,116 ÷ 4,129,630 shares of beneficial interest issued and outstanding)	$11.83

Class C
Net asset value, offering price and redemption price per share
($41,241,094 ÷ 3,486,268 shares of beneficial interest issued and outstanding)	$11.83

Class Z
Net asset value, offering price and redemption price per share
($16,332,372 ÷ 1,303,902 shares of beneficial interest issued and outstanding)	$12.53

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	19

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$1,834,800
Affiliated dividend income	45,736
Affiliated income from securities loaned, net	23,095
Interest	1,712

Total income	1,905,343

Expenses
Management fee	585,024
Distribution fee—Class A	72,375
Distribution fee—Class B	325,378
Distribution fee—Class C	210,686
Transfer agent’s fees and expenses (including affiliated expenses of $84,200) (Note 3)	114,000
Custodian’s fees and expenses	83,000
Reports to shareholders	45,000
Registration fees	32,000
Legal fees and expenses	20,000
Audit fee	8,000
Insurance	6,000
Trustees’ fees	6,000
Miscellaneous	13,463

Total expenses	1,520,926

Net investment income	384,417

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	7,997,393
Financial futures transactions	51,252

8,048,645

Net change in unrealized appreciation (depreciation) on:
Investments	9,444,206
Financial futures contracts	31,138

9,475,344

Net gain on investments	17,523,989

Net Increase In Net Assets Resulting From Operations	$17,908,406

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$384,417	$563,644
Net realized gain on investment transactions	8,048,645	21,134,686
Net change in unrealized appreciation (depreciation) on investments	9,475,344	(5,355,404)

Net increase in net assets resulting from operations	17,908,406	16,342,926

Dividends from net investment income (Note 1)
Class A	(179,375)	(357,161)
Class B	—	—
Class C	—	—
Class Z	(80,760)	(111,519)

	(260,135)	(468,680)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,523,418	15,765,423
Net asset value of shares issued in reinvestment of dividends	238,972	409,769
Cost of shares reacquired	(26,125,571)	(54,200,860)

Net decrease in net assets from Fund share transactions	(18,363,181)	(38,025,668)

Total decrease	(714,910)	(22,151,422)

Net Assets
Beginning of period	178,426,824	200,578,246

End of period(a)	$177,711,914	$178,426,824

(a) Includes undistributed net investment income of:	$219,819	$95,537

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	21

Notes to Financial Statements

(Unaudited)

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially,

Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of ..65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million. The effective management fee rate was .65 of 1% of the Fund’s average daily net assets for the six months ended April 30, 2006.

Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $24,800 in front-end sales charges resulting from sales of Class A shares, respectively, during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2006, it received approximately $30,600 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of ..0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2006.

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Note 3. Other Transactions with Affiliate

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2006, the Fund incurred approximately $28,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2006, PIM has been compensated in the amount of approximately $10,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 were $68,450,176 and $87,941,894, respectively.

As of April 30, 2006, the Fund had securities on loan with an aggregate market value of $21,003,573. The Fund received $21,724,407 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$166,603,268	$34,513,206	$2,445,979	$32,067,227

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2005, the Fund had a capital loss carryforward for tax purposes of approximately $40,784,000 of which $20,699,000 expires in 2009, $10,888,000 expires in 2010 and $9,197,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund utilized approximately $20,505,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2005. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDS) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date or purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	373,017	$4,408,521
Shares issued in reinvestment of dividends	13,577	160,212
Shares reacquired	(793,400)	(9,476,324)

Net increase (decrease) in shares outstanding before conversion	(406,806)	(4,907,591)
Shares issued upon conversion from Class B	1,638,187	19,599,891

Net increase (decrease) in shares outstanding	1,231,381	$14,692,300

Year ended October 31, 2005:
Shares sold	843,685	$9,263,310
Shares issued in reinvestment of dividends	27,810	301,465
Shares reacquired	(1,488,989)	(16,494,624)

Net increase (decrease) in shares outstanding before conversion	(617,494)	(6,929,849)
Shares issued upon conversion from Class B	335,103	3,736,010

Net increase (decrease) in shares outstanding	(282,391)	$(3,193,839)

Class B
Six months ended April 30, 2006:
Shares sold	72,974	$834,345
Shares reacquired	(891,296)	(10,153,257)

Net increase (decrease) in shares outstanding before conversion	(818,322)	(9,318,912)
Shares reacquired upon conversion into Class A	(1,708,181)	(19,599,891)

Net increase (decrease) in shares outstanding	(2,526,503)	$(28,918,803)

Year ended October 31, 2005:
Shares sold	266,756	$2,811,325
Shares reacquired	(2,227,113)	(23,692,568)

Net increase (decrease) in shares outstanding before conversion	(1,960,357)	(20,881,243)
Shares reacquired upon conversion into Class A	(348,239)	(3,736,010)

Net increase (decrease) in shares outstanding	(2,308,596)	$(24,617,253)

Class C
Six months ended April 30, 2006:
Shares sold	26,470	$301,138
Shares reacquired	(493,068)	(5,632,638)

Net increase (decrease) in shares outstanding	(466,598)	$(5,331,500)

Year ended October 31, 2005:
Shares sold	78,756	$840,693
Shares reacquired	(1,160,841)	(12,348,602)

Net increase (decrease) in shares outstanding	(1,082,085)	$(11,507,909)

Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended April 30, 2006:
Shares sold	163,076	$1,979,414
Shares issued in reinvestment of dividends	6,580	78,760
Shares reacquired	(71,723)	(863,352)

Net increase (decrease) in shares outstanding	97,933	$1,194,822

Year ended October 31, 2005:
Shares sold	255,009	$2,850,095
Shares issued in reinvestment of dividends	9,855	108,304
Shares reacquired	(147,869)	(1,665,066)

Net increase (decrease) in shares outstanding	116,995	$1,293,333

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Financial Highlights

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.20

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	1.15

Total from investment operations	1.19

Less Dividends:
Dividends from net investment income	(.04)

Net asset value, end of period	$12.35

Total Return(b):	10.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$71,284
Average net assets (000)	$58,380
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.26	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)
Net investment income	.77	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	38	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2005	2004	2003	2002(a)	2001(a)

$10.36	$9.47	$7.79	$9.06	$12.41

.08	.05	.04	.03	.02
.83	.84	1.64	(1.30)	(3.37)

.91	.89	1.68	(1.27)	(3.35)

(.07)	—	—	—	—

$11.20	$10.36	$9.47	$7.79	$9.06

8.84%	9.40%	21.57%	(14.02)%	(26.99)%

$50,856	$49,979	$51,026	$49,310	$66,778
$52,404	$48,763	$48,812	$62,399	$81,887

1.22%	1.16%	1.19%	1.16%	1.10%
.97%	.91%	.94%	.91%	.85%
.75%	.47%	.48%	.32%	.15%

74%	73%	69%	69%	73%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.73

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	1.08

Total from investment operations	1.10

Net asset value, end of period	$11.83

Total Return(c):	10.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$48,854
Average net assets (000)	$65,615
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.01	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)
Net investment income	.18	%(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2005	2004	2003	2002(a)	2001(a)

$9.94	$9.15	$7.59	$8.89	$12.27

— (b)	(.03)	(.02)	(.04)	(.06)
.79	.82	1.58	(1.26)	(3.32)

.79	.79	1.56	(1.30)	(3.38)

$10.73	$9.94	$9.15	$7.59	$8.89

7.95%	8.63%	20.55%	(14.62)%	(27.55)%

$71,436	$89,099	$99,237	$99,771	$147,021
$83,027	$96,512	$95,925	$132,783	$184,943

1.97%	1.91%	1.94%	1.91%	1.85%
.97%	.91%	.94%	.91%	.85%
.04%	(.28)%	(.27)%	(.43)%	(.60)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.73

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	1.09

Total from investment operations	1.10

Net asset value, end of period	$11.83

Total Return(c):	10.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,241
Average net assets (000)	$42,486
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.01	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)
Net investment income	.11	%(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2005	2004	2003	2002(a)	2001(a)

$9.94	$9.15	$7.59	$8.89	$12.27

— (b)	(.03)	(.02)	(.04)	(.06)
.79	.82	1.58	(1.26)	(3.32)

.79	.79	1.56	(1.30)	(3.38)

$10.73	$9.94	$9.15	$7.59	$8.89

7.95%	8.63%	20.55%	(14.62)%	(27.55)%

$42,422	$50,042	$55,112	$54,415	$85,848
$47,629	$53,868	$52,674	$75,295	$109,346

1.97%	1.91%	1.94%	1.91%	1.85%
.97%	.91%	.94%	.91%	.85%
.03%	(.28)%	(.27)%	(.43)%	(.60)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	1.16

Total from investment operations	1.23

Less Dividends:
Dividends from net investment income	(.07)

Net asset value, end of period	$12.53

Total Return(b):	10.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,333
Average net assets (000)	$15,018
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.01	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(c)
Net investment income	1.08	%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2005	2004	2003	2002(a)	2001(a)

$10.52	$9.59	$7.88	$9.13	$12.48

.11	.06	.07	.05	.04
.84	.87	1.64	(1.30)	(3.39)

.95	.93	1.71	(1.25)	(3.35)

(.10)	—	—	—	—

$11.37	$10.52	$9.59	$7.88	$9.13

9.06%	9.70%	21.70%	(13.69)%	(26.84)%

$13,713	$11,457	$7,198	$6,969	$13,469
$13,218	$8,905	$6,981	$11,218	$18,523

.97%	.91%	.94%	.91%	.85%
.97%	.91%	.94%	.91%	.85%
.96%	.73%	.73%	.55%	.39%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Large-Cap Core Equity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

MF187E2    IFS-A120136    Ed. 06/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2006

*	Print the name and title of each signing officer under his or her signature.